Equity offerings and drilling unit sale transactions with Seadrill Partners (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Issuances of common units since IPO
The following table summarizes the issuances of common units for Seadrill Partners between their IPO in October 2012 until the deconsolidation of Seadrill Partners on January 2, 2014:

Date	Number of Common Units Issued to the Public	Number of Common Units Issued to Seadrill	Offering Price ($)	Gross proceeds from public ($'millions)	Net proceeds from public ($'millions)	Seadrill's ownership after the offering
October 24, 2012 (IPO)	10,062,500	14,752,525	22.00	221	203	75.67%
October 18, 2013	—	3,310,622	32.29	—	—	77.47%
December 13, 2013	12,880,000	3,394,916	29.50	380	365	62.35%

Drilling units
Changes in non-controlling interest in 2014, 2013 and 2012 are as follows:

(In US$ millions)	Ship Finance International Ltd VIEs	North Atlantic Drilling Ltd	Seadrill Partners LLC	Asia Offshore Drilling Ltd	Sevan Drilling ASA	Seadrill Offshore Nigeria Limited and Seadrill Nigeria Operations Limited	Total
December 31, 2011	215	110	—	—	—		325
Changes in 2012	20	10	69	—	—		99
Net income attributable to non-controlling interest in 2012	39	48	10	—	—		97
December 31, 2012	274	168	79	—	—	—	521
Changes in 2013	(220)	(56)	15	100	197	—	36
Net income attributable to non-controlling interest in 2013	24	61	21	11	16	—	133
December 31, 2013	78	173	115	111	213	—	690
Changes in 2014	(57)	(4)	(115)	—	—	4	(172)
Net income attributable to non-controlling interest in 2014	11	36	—	23	38	—	108
December 31, 2014	32	205	—	134	251	4	626
The following table summarizes the sale of the Company's drilling units to Seadrill Partners between its IPO until the deconsolidation of Seadrill Partners on January 2, 2014:

(In US$millions)	T-15	T-16	West Sirius	West Leo	Total
Adjusted sales price *	74	68	922	729	1,793
Less net assets transferred	5	—	(375)	(116)	(486)
Excess of sales price over net assets transferred	79	68	547	613	1,307
Deemed contribution to Seadrill shareholders from non-controlling interest	19	16	105	69	209

* The Adjusted sales price above includes debt assumed and working capital adjustments.